Note 14 - Supplemental Cash Flow Information (Details Textual)	12 Months Ended
Dec. 31, 2014 USD ($) shares
Mineral Property Interest, Shares | shares	250,000
Value of Shares Issued for Mineral Property Acquisitions | $	$ 73,618